SIGNIFICANT ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.1195	1.1810	1.1297
Closing exchange rate (per Euro)	1.1234	1.1450	1.1993
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8778	0.8847	0.8767
Closing exchange rate (per Euro)	0.8508	0.8945	0.8872
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	1.1124	1.1550	1.1117
Closing exchange rate (per Euro)	1.0854	1.1269	1.1702
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	122.0058	130.3959	126.7112
Closing exchange rate (per Euro)	121.9400	125.8500	135.0100
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.7355	7.8081	7.6290
Closing exchange rate (per Euro)	7.8205	7.8751	7.8044
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.6109	1.5797	1.4732
Closing exchange rate (per Euro)	1.5995	1.6220	1.5346
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4855	1.5294	1.4647
Closing exchange rate (per Euro)	1.4598	1.5605	1.5039
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.5273	1.5926	1.5588
Closing exchange rate (per Euro)	1.5111	1.5591	1.6024
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	8.7715	9.2559	8.8045
Closing exchange rate (per Euro)	8.7473	8.9675	9.3720